6. DERIVATIVE FINANCIAL INSTRUMENTS	9 Months Ended
Sep. 30, 2013
Investments, All Other Investments [Abstract]
6. DERIVATIVE FINANCIAL INSTRUMENTS

In accordance with ASC Topic 815-40, “Derivative and Hedging – Contracts in Entity’s Own Equity” (“ASC Topic 815-40”), instruments which do not have fixed settlement provisions are deemed to be derivative instruments. Based upon the Company’s analysis of the criteria contained in ASC Topic 815-40, the warrants issued in connection with the sale of the common stock during the period ended September 30, 2013 that do not have fixed settlement provisions, are not indexed to Company’s own stock. The fair value of the warrants are classified as derivative liabilities due to a ratchet provision that allows for a favorable adjustment to the exercise price if the Company issues additional equity instruments in the future at an effective price per share less than the exercise price then in effect.

The warrants are re-measured at each balance sheet date based on estimated fair value. Changes in estimated fair value are recorded as non-cash valuation adjustments within other income (expense) in the Company’s results of operations.  The Company recorded a loss on a change in the estimated fair value of warrants of $5,803,054 and $8,198,672 for the three and nine months ended September 30, 2013, respectively.

The Company calculated the fair value of the warrants using a probability-weighted Black-Scholes option pricing model which is comparable to the Binomial Lattice pricing model.  The assumptions used at the date of issuance and at September 30, 2013 are noted in the following table:

	As of
	Date of issuance February 14, 2013	Date of issuance August 14, 2013	Date of issuance August 15, 2013	September 30, 2013
Fair market price of common stock	$3.75	$4.50	$4.50	$6.50
Contractual term	5 years	5 years	5 years	4.38 – 4.87 years
Risk-free interest rate	0.86%	1.48%	1.48%	1.41%
Expected volatility	101%	106%	106%	96%-102%

Expected volatility is based on historical stock volatilities of several comparable publicly-traded companies over a period equal to the expected terms of the warrants, as the Company does not have a long trading history to estimate the volatility of its own common stock.  The warrants have a transferability provision. Based on guidance provided in SEC Staff Accounting Bulletin No. 107 (“SAB 107”) for options issued with such a provision, the Company used the full contractual term as the initial expected term of the warrants.  The risk free interest rate is based on the U.S. Treasury security rates for the remaining term of the warrants at the measurement date.